Portfolio of investments—March 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.21%
California: 0.21%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (10 shares) 0.69% 144Aø	$ 1,000,000	$ 1,000,000
Total Closed end municipal bond fund obligations (Cost $1,000,000)		1,000,000

	Interest rate	Maturity date
Municipal obligations: 99.92%
California: 94.05%
Airport revenue: 8.46%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	1,100,000	1,152,359
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	1,115,000	1,172,059
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	796,042
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2027	450,000	494,855
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2028	390,000	432,745
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2029	280,000	309,300
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,301,226
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,487,350
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,751,192
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,561,156
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,291,970
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	70,000	73,425
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	130,000	136,589
Port of Oakland Revenue Refunding Bond AMT Senior Lien Series P	5.00	5-1-2026	1,000,000	1,003,042
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2022	2,590,000	2,613,042
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,680,712
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	1,858,058
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	832,491
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,124,762
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,136,849
San Francisco CA City & County Refunding Bond AMT Second Series A	5.00	5-1-2025	740,000	742,246
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
San Francisco CA City & County Refunding Bond AMT Second Series A	5.00%	5-1-2030	$ 3,850,000	$ 3,861,686
San Francisco CA City & County Refunding Bond AMT Second Series A	5.50	5-1-2028	250,000	258,658
				41,071,814
Education revenue: 12.02%
California CDA Bond California Baptist University Series A 144A	3.00	11-1-2022	435,000	437,346
California CDA Revenue Bond California Baptist University Series A	5.13	11-1-2023	290,000	299,358
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	581,578
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	359,167
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A	6.00	8-1-2023	305,000	315,473
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,535,000	1,580,972
California Municipal Finance Authority Revenue Institute Arts	4.00	10-1-2033	250,000	263,567
California Municipal Finance Authority Revenue Institute Arts	4.00	10-1-2035	350,000	368,105
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	886,333
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	254,435
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	234,936
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	292,773
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	298,761
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	331,845
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2024	600,000	644,933
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2025	600,000	660,531
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2026	625,000	703,029
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2027	650,000	744,646
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2028	700,000	814,032
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2029	470,000	554,532
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2030	500,000	596,757
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,415,000	1,488,086
California School Finance Authority Charter School Revenue Aspire Public Schools Issue #5 Series 144A	2.13	8-1-2031	500,000	443,570
California School Finance Authority Charter School Revenue Classical Academies Vista Project 144A	3.00	10-1-2031	375,000	366,160
California School Finance Authority Charter School Revenue Santa Clarita Valley International School Project 144A	4.00	6-1-2031	260,000	263,584
See accompanying notes to portfolio of investments

2  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California School Finance Authority Classical Academies Project Series A 144A	3.25%	10-1-2022	$ 670,000	$ 672,937
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	75,000	76,041
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	521,655
California School Finance Authority School Facility Revenue Granada Hills Charter 144A	4.00	7-1-2029	350,000	373,188
California University Revenue Systemwide Series B2 øø	0.55	11-1-2049	6,500,000	5,958,027
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2029	360,000	395,858
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2031	415,000	457,977
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2033	325,000	354,273
University of California Revenues Series AL1 ø	0.30	5-15-2048	25,400,000	25,400,000
University of California Series AK	5.00	5-15-2048	10,000,000	10,356,680
				58,351,145
GO revenue: 16.78%
Bassett Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	754,379
California Refunding Bond Various Purpose	5.00	11-1-2022	2,500,000	2,554,118
California Refunding Bond Various Purpose	5.00	10-1-2023	8,400,000	8,808,999
California Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	3,842,052
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	9,565,614
California Series B	5.00	9-1-2023	10,730,000	11,226,857
California Series E (SIFMA Municipal Swap +0.43%) ±	0.92	12-1-2029	3,050,000	3,053,767
California Various Purpose	5.25	10-1-2022	2,750,000	2,805,427
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2031	300,000	313,229
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2032	350,000	362,667
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2034	300,000	305,574
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2035	250,000	252,280
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2036	350,000	349,946
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	757,356
Coachella Valley Unified School District (BAM Insured)	4.00	8-1-2022	1,000,000	1,009,265
Dixon CA Unified School District (AGM Insured) ##	5.00	8-1-2022	1,285,000	1,301,695
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,961,150
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	506,480
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	839,028
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2022	200,000	201,892
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	203,269
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	160,258
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	186,039
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	262,831
Kern Community College District CAB BAN ¤	0.00	8-1-2023	2,000,000	1,933,115
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Local Public Schools Funding Bond Authority School Facilities Improvement District # 2016-1 CA 2020 Election Series B (AGM Insured)	3.00%	8-1-2035	$ 520,000	$ 523,143
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2033	225,000	229,235
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2034	375,000	379,623
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	540,299
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	6,433,690
Los Angeles CA Unified School District Series C	4.00	7-1-2032	1,000,000	1,101,760
Newman-Crows Landing Unified School District 2022 ¤	0.00	8-1-2025	2,000,000	1,817,904
Oak Valley Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2022	750,000	757,042
Oak Valley Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	784,851
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	759,720
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	640,749
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,684,253
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	558,555
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	869,468
Palomar CA Pomerado Health CAB Electric Series A (NPFGC Insured) ¤	0.00	8-1-2025	1,000,000	906,942
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2031	150,000	165,950
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2032	250,000	275,462
Sacramento CA City Unified School District Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,691,469
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2030	150,000	166,826
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2031	200,000	222,138
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2032	200,000	221,766
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2033	200,000	221,234
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	489,494
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	386,386
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2031	875,000	979,528
San Gorgonio Memorial Healthcare District Refunding Bond	4.00	8-1-2027	1,090,000	1,102,509
San Gorgonio Memorial Healthcare District Refunding Bond	4.00	8-1-2030	580,000	577,990
San Gorgonio Memorial Healthcare District Refunding Bond	5.00	8-1-2022	500,000	504,124
San Gorgonio Memorial Healthcare District Refunding Bond	5.00	8-1-2023	1,000,000	1,021,731
Sierra Kings Health Care District Refunding Bond	4.00	8-1-2022	425,000	428,532
Sierra Kings Health Care District Refunding Bond	4.00	8-1-2023	405,000	415,227
Sierra Kings Health Care District Refunding Bond	4.00	8-1-2024	420,000	436,017
Vacaville CA Unified School District Series C (BAM Insured)	5.00	8-1-2022	675,000	683,770
				81,494,674
See accompanying notes to portfolio of investments

4  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 9.05%
California CDA Adventist Health Systems West Series A	5.00%	3-1-2024	$ 800,000	$ 847,151
California CDA Emanate Health Series A	5.00	4-1-2028	755,000	868,827
California CDA Emanate Health Series A	5.00	4-1-2029	795,000	929,136
California CDA Emanate Health Series A	5.00	4-1-2031	1,465,000	1,729,966
California CDA Health Facilities Catholic Series F (AGM Insured) €	0.70	7-1-2040	1,000,000	1,000,000
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	401,850
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	522,079
California CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	545,253
California CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	557,136
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	279,463
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	333,376
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	285,935
California CDA Viamonte Senior Living Project Series B	3.00	7-1-2025	935,000	935,678
California HFFA Common Spirit Health Series A	5.00	4-1-2032	1,500,000	1,754,469
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,082,057
California HFFA Health Series A	5.00	6-1-2031	3,990,000	4,711,007
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,514,804
California HFFA On Lok Senior Health Services Social ##	3.00	8-1-2022	325,000	326,589
California HFFA On Lok Senior Health Services Social	3.00	8-1-2025	475,000	485,126
California HFFA On Lok Senior Health Services Social	3.00	8-1-2028	400,000	409,248
California HFFA On Lok Senior Health Services Social	3.00	8-1-2030	210,000	214,999
California HFFA Sutter Health Series A ##	5.00	11-15-2023	2,500,000	2,627,291
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	756,084
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	528,034
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2030	790,000	883,893
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2033	890,000	990,857
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,083,780
California Municipal Finance Authority Revenue Refunding Bond Channing House Project Series A	5.00	5-15-2023	925,000	957,889
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	452,370
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,200,253
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B2	2.00	7-1-2024	470,000	469,692
California Municipal Finance Authority Revenue Refunding Bond Series A 144A	5.00	11-1-2029	1,170,000	1,253,623
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,870,263
California Municipal Finance Authority Senior Living Revenue Bonds Series 2022-B1	2.75	11-15-2027	520,000	495,407
California Municipal Finance Authority Senior Living Revenue Bonds Series 2022-B2	2.13	11-15-2026	565,000	542,421
California PFA Revenue Bond Henry Mayo Newhall Hospital Series A	4.00	10-15-2028	360,000	392,073
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California PFA Revenue Bond Henry Mayo Newhall Hospital Series B	4.00%	10-15-2051	$ 690,000	$ 762,062
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series B2 144A	2.38	11-15-2028	1,000,000	969,182
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	381,809
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	312,202
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	321,060
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	361,142
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	511,977
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	610,309
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	709,454
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	731,392
Washington Township Health Care District Refunding Bond Series A	4.00	7-1-2033	275,000	293,012
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	622,592
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2029	350,000	408,849
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2030	300,000	355,417
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2031	325,000	369,450
				43,957,988
Housing revenue: 8.66%
California CDA Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	750,000	702,797
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	0.57	3-1-2057	2,020,000	2,020,000
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2029	200,000	228,665
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2030	325,000	375,406
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	5,218,764	5,582,318
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	5,046,578	5,345,451
California HFA Municipal Certificates Series 2021-1 Class A	3.50	11-20-2035	2,956,836	3,084,762
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	775,084
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,527,857
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,264,667
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,692,772
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	4.00	5-15-2032	700,000	737,406
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2029	400,000	452,694
See accompanying notes to portfolio of investments

6  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00%	5-15-2030	$ 450,000	$ 513,370
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2031	400,000	460,171
California Statewide CDA MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	0.57	3-1-2057	8,000,000	8,000,000
FHLMC Multifamily Certificates Series M 057 Class A	2.40	10-15-2029	5,980,000	5,829,470
Sacramento CA Housing Authority Multifamily Housing Revenue (FNMA Insured, FNMA LIQ) ø	0.37	7-15-2029	435,000	435,000
				42,027,890
Industrial development revenue: 0.66%
San Francisco CA City & County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,204,695
Miscellaneous revenue: 13.61%
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2027	390,000	401,926
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2028	260,000	268,070
California CDA Monterey County Savers Bond Program (BAM Insured)	5.00	8-1-2027	2,185,000	2,456,279
California CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	204,596
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2029	630,000	731,452
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2031	730,000	864,518
California Infrastructure and Economic Development Bank J Paul Getty Trust Series 2021-B2 øø	3.00	10-1-2047	7,500,000	7,765,841
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	4.00	11-1-2031	175,000	186,568
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2026	275,000	301,899
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2027	290,000	322,250
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2028	200,000	224,026
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2029	210,000	237,660
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2030	220,000	250,715
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,527,503
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	509,168
California Public Works Board Lease Revenue Refunding Bond Various Capital Project Series C %%	5.00	8-1-2025	2,530,000	2,716,661
California Refunding Bond Various Purpose	5.00	9-1-2022	2,240,000	2,276,037
Compton CA PFA Refunding Bond 144A	4.00	9-1-2022	530,000	533,064
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,046,090
Desert Sands Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,586,956
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00%	10-1-2026	$ 140,000	$ 149,561
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2027	365,000	392,491
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2028	255,000	276,041
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2029	265,000	289,065
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2030	275,000	300,729
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2031	285,000	312,805
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2028	500,000	534,828
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2030	550,000	594,863
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	8,942,952
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	833,098
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	905,769
Irvine CA Limited Obligation Improvement Reassessment District	4.00	9-2-2029	1,220,000	1,341,270
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2032	1,000,000	1,112,364
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2033	270,000	299,794
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2029	485,000	514,368
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2030	505,000	537,349
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2031	525,000	560,318
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2032	550,000	584,211
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2033	570,000	602,892
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2034	595,000	628,949
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,176,115
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,774,547
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	1,907,700
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2029	520,000	601,661
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2030	710,000	816,205
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2031	745,000	852,558
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	819,489
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	838,894
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	273,445
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	398,439
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	446,658
Santa Barbara County CA Solid Waste System Revenue Certificate of Participation AMT Series B	5.00	12-1-2029	600,000	681,429
See accompanying notes to portfolio of investments

8  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Santa Clara County CA Financing Capital Projects Series A	4.00%	2-1-2024	$ 6,000,000	$ 6,007,493
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	167,056
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,342,324
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	768,770
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,733,858
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	342,468
				66,074,105
Tax revenue: 13.39%
California Community Facilities District #2015-01	5.00	9-1-2027	395,000	420,873
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	611,001
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,578,413
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,811,841
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,885,628
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2027	580,000	620,438
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2029	500,000	540,645
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2031	600,000	650,450
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	1,858,454
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	703,260
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	624,316
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2022	250,000	253,804
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,423,346
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,069,016
Fontana CA Special Tax Community Facilities District #90 Summit	3.00	9-1-2025	110,000	109,884
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2026	110,000	114,400
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2027	125,000	130,648
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2028	255,000	267,251
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2030	140,000	146,903
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2032	300,000	314,797
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,059,738
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00	10-1-2022	3,015,000	3,068,181
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	750,838
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00%	5-1-2025	$ 1,000,000	$ 1,087,754
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	369,032
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	390,624
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	624,639
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	928,676
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	446,376
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	626,623
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	601,197
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	544,583
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	394,732
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	378,762
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	351,259
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,320,919
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	812,343
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,197,332
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	853,854
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	481,894
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2030	200,000	204,929
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2031	500,000	511,364
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	877,901
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	418,522
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	342,178
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,012,839
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,763,139
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	644,560
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2032	350,000	361,787
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2033	865,000	892,037
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2034	700,000	719,956
San Francisco CA City & County Improvement Area #2 Community Facilities District Series 2022 A 144A	4.00	9-1-2032	1,150,000	1,182,407
See accompanying notes to portfolio of investments

10  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00%	8-1-2025	$ 1,600,000	$ 1,613,730
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	379,537
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,468,663
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2022	250,000	254,012
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	1,879,049
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,016,611
Santaluz Community Facilities District #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2029	685,000	763,371
Santaluz Community Facilities District #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2030	435,000	489,369
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,836,705
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	168,536
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2022	300,000	304,553
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	276,212
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	159,788
Successor Agency to the Riverside County CA RDA Desert Communities Project Series D	5.00	10-1-2022	445,000	452,827
Successor Agency to the Riverside County CA RDA Desert Communities Project Series D	5.00	10-1-2023	470,000	491,109
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	244,221
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	480,659
Tracy CA Community Facilities District	4.00	9-1-2022	180,000	181,572
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	139,222
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	161,402
Tracy CA Community Facilities District	5.00	9-1-2028	425,000	466,701
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,095,000	1,064,602
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	589,583
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2030	500,000	592,162
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	472,631
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,096,540
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,043,734
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2022	1,050,000	1,064,935
Val Verde Unified School District (BAM Insured)	5.00	10-1-2022	665,000	676,730
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	820,073
				65,005,182
Tobacco revenue: 1.63%
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	516,443
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue (continued)
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00%	6-1-2031	$ 550,000	$ 629,059
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	342,028
California County Tobacco Securitization Agency Settlement Subordinate Refunding Bond Series B1	1.75	6-1-2030	110,000	108,183
California County Tobacco Securitization Agency Tobacco Settlement Bonds (Sonoma County Securitization Corporation) Series 2020A	5.00	6-1-2029	950,000	1,079,799
California County Tobacco Securitization Agency Tobacco Settlement Bonds (Sonoma County Securitization Corporation) Series 2020A	5.00	6-1-2030	200,000	229,534
California County Tobacco Securitization Agency Tobacco Settlement Bonds (Sonoma County Securitization Corporation) Series 2020A	5.00	6-1-2031	225,000	259,025
California County Tobacco Securitization Agency Tobacco Settlement Bonds (Sonoma County Securitization Corporation) Series 2020A	5.00	6-1-2032	250,000	287,142
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2026	3,000,000	3,343,241
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	1,000,000	1,138,109
				7,932,563
Transportation revenue: 1.06%
Bay Area Toll Authority Toll Bridge Revenue Sanitary Francisco Bay Area Series E (SIFMA Municipal Swap +0.41%) ±	0.90	4-1-2056	1,500,000	1,483,929
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2030	400,000	477,088
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2031	410,000	495,533
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2033	1,425,000	1,710,874
San Joaquin CA Transportation Corridor Agency Toll Road Revenue Refunding Bond Senior Lien Series A	5.00	1-15-2030	865,000	1,004,964
				5,172,388
Utilities revenue: 4.25%
California CDA PCR Refunding Bond Southern CA Edison Company Series A	1.75	9-1-2029	1,500,000	1,356,555
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021-A øø	4.00	10-1-2052	3,650,000	3,858,488
California Community Choice Financing Authority Clean Energy Project Revenue SIFMA Index Series B 2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	0.94	2-1-2052	6,300,000	6,100,816
Los Angeles CA Department Water and Power Revenue Various Power System Series A2 (Royal Bank of Canada SPA) ø	0.38	7-1-2051	9,300,000	9,300,000
				20,615,859
Water & sewer revenue: 4.48%
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2022	1,250,000	1,269,073
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Sumitomo Mitsui Banking Corporation LOC) ø	0.47	7-1-2035	4,800,000	4,800,000
See accompanying notes to portfolio of investments

12  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00%	8-1-2027	$ 680,000	$ 770,797
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2031	700,000	828,026
Middle Fork Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	4,056,020
San Francisco CA City & County Public Utilities Commission Series C Green Bond øø	2.13	10-1-2048	10,000,000	10,008,497
				21,732,413
				456,640,716
Guam: 1.09%
Airport revenue: 0.28%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	556,152
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	786,420
				1,342,572
Miscellaneous revenue: 0.81%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	3,930,816
				5,273,388
Illinois: 2.69%
Miscellaneous revenue: 2.21%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	10,693,885
Tax revenue: 0.48%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	702,066
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,632,327
				2,334,393
				13,028,278
New Jersey: 0.23%
Tax revenue: 0.23%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	1,000,000	1,123,551
New York: 1.22%
Airport revenue: 0.09%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport	5.00	12-1-2032	400,000	445,738
Industrial development revenue: 1.13%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	5,488,562
				5,934,300
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 0.64%
Industrial development revenue: 0.64%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00%	7-1-2029	$ 3,000,000	$ 3,119,072
Total Municipal obligations (Cost $491,279,302)				485,119,305

		Yield	Shares
Short-term investments: 0.22%
Investment companies: 0.22%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30	1,092,841	1,093,388
Total Short-term investments (Cost $1,093,388)				1,093,388
Total investments in securities (Cost $493,372,690)	100.35%			487,212,693
Other assets and liabilities, net	(0.35)			(1,693,686)
Total net assets	100.00%			$485,519,007

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments

14  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$19,381,265	$221,347,300	$(239,641,623)	$6,463	$(17)	$1,093,388	1,092,841	$2,335
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  15

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$1,000,000	$0	$1,000,000
Municipal obligations	0	485,119,305	0	485,119,305
Short-term investments
Investment companies	1,093,388	0	0	1,093,388
Total assets	$1,093,388	$486,119,305	$0	$487,212,693
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

16  |  Allspring California Limited-Term Tax-Free Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring California Limited-Term Tax-Free Fund  |  17